Share based compensation - Valuation (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,048	2,665	1,660
Expected volatility, minimum	46.48%	47.00%	46.54%
Expected volatility, maximum	52.64%	55.00%	47.29%
Expected dividends yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	1.03%	0.62%	1.77%
Risk-free interest rate, maximum	1.61%	1.77%	2.70%
Expected term (in years)	10 years	10 years	10 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected multiples	2.8	2.8
Fair value of underlying ordinary share (USD)	$ 12.90	$ 16.13	$ 12.43
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected multiples	2.2	2.2	2.2
Fair value of underlying ordinary share (USD)	$ 4.15	$ 12.98	$ 12.32